Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	¥ 547,279	¥ 127,561	¥ 209,715
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	1,070	(30,293)	2,220
Unrealized gains (losses) on derivative instruments	(1,184)	1,140	(1,198)
Pension liability adjustment	12,390	63,232	(171,753)
Foreign currency translation adjustments	(6,335)	(17,988)	(83,899)
Total comprehensive income (loss)	553,220	143,652	(44,915)
Less - Comprehensive income attributable to noncontrolling interests	60,403	35,814	75,329
Comprehensive income (loss) attributable to Sony Corporation's stockholders	¥ 492,817	¥ 107,838	¥ (120,244)